Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Central Index Key	dei_EntityCentralIndexKey	0001067442
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2020
Prospectus Date	rr_ProspectusDate	Dec. 27, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A